Employee benefits	12 Months Ended
Dec. 31, 2017
Employee benefits
Employee benefits

18.          Employee benefits:

(a)          Employee benefit liabilities:

	December 31,	December 31,
	2017	2016
Salary and benefits payable	$112.7	$80.7
Share-based payment plans	13.7	5.3
Pension and other post-retirement benefits	215.1	241.5
Employee benefits	341.5	327.5
Current portion	(123.9)	(89.4)
	$217.6	$238.1

(b)          Pension plans:

The Company maintains various pension plans covering a portion of its employees. The defined benefit plans provide pension benefits based on various factors including earnings and length of service.

The majority of the plans are funded and the Company’s funding requirements are based on each of the plans’ actuarial measurement framework as established by the plan agreements or applicable laws. Employees are required to contribute to some of the funded plans. The total estimated contributions expected to be paid to the plans in the year ending December 31, 2018 are $16.2 million.

The funded plans’ assets are legally separated from the Company and are held by an independent trustee. The trustee is responsible for ensuring that the funds are protected as per applicable laws.

Movement in net defined benefit liability:

	Defined benefit		Fair value		Net defined benefit
	obligation		of plan assets		liability (asset)
	2017	2016	2017	2016	2017	2016
Defined benefit obligation as at January 1,	$614.4	$626.6	$(437.3)	$(457.9)	$177.1	$168.7
Included in earnings:
Current service cost	6.0	6.0	—	—	6.0	6.0
Past service costs	0.1	0.1	—	—	0.1	0.1
Liabilities extinguished/ assets distributed on settlement	—	(28.5)	—	23.7	—	(4.8)
Interest cost (income)	23.3	25.9	(16.4)	(19.0)	6.9	6.9
	29.4	3.5	(16.4)	4.7	13.0	8.2
Included in other comprehensive income:
Actuarial loss (gain) arising from:
- financial assumptions	36.5	28.6	—	—	36.5	28.6
- demographic assumptions	(4.6)	(9.3)	—	—	(4.6)	(9.3)
- experience adjustment	6.0	(2.5)	—	—	6.0	(2.5)
Return on plan assets excluding interest income	—	—	(42.1)	(6.8)	(42.1)	(6.8)
Foreign exchange adjustment	5.2	2.0	(5.4)	(2.2)	(0.2)	(0.2)
	43.1	18.8	(47.5)	(9.0)	(4.4)	9.8
Other:
Employer contributions	—	—	(9.3)	(9.6)	(9.3)	(9.6)
Plan participant contributions	0.4	0.4	(0.4)	(0.4)	—	—
Benefit payments	(32.5)	(34.9)	32.5	34.9	—	—
	(32.1)	(34.5)	22.8	24.9	(9.3)	(9.6)
Defined benefit obligation as at December 31,	$654.8	$614.4	$(478.4)	$(437.3)	$176.4	$177.1

In the fourth quarter of 2016, the Company amended a defined benefit pension plan at one of its operating divisions by offering eligible terminated vested participants the option to select a lump-sum payout instead of scheduled payments over the retirement period. As at December 31, 2016, 44% of eligible participants selected the option and accordingly, the Company recognized a gain on settlement of $4.8 million immediately in earnings in the fourth quarter of 2016, with an offsetting reduction to net defined employee benefit liabilities. These measurements were based on actuarial assumptions in effect as of December 31, 2016, including an updated discount rate of 3.9%. The expense is recognized in direct costs, selling, general and administration in the statement of earnings.

The expense is recognized in direct costs, selling, general and administration in the statement of earnings.

Plan assets comprise:

	December 31,	December 31,
	2017	2016
Cash and cash equivalents	$6.0	$3.4
Canadian equity securities	18.8	18.0
U.S. equity securities	13.6	13.0
Global equity securities	0.5	0.4
Government bonds	7.8	6.7
Corporate bonds	6.5	7.0
Pooled fund units:
Equity funds	264.4	221.9
Fixed income funds	152.9	159.2
Real estate funds	7.9	7.7
Total pension plan assets	$478.4	$437.3

(c)          Other post-retirement plans:

The Company also provides for other post-retirement benefits, comprised of extended health benefits, dental care and life insurance covering a portion of its employees in Canada and the United States. The cost of these benefits is funded primarily out of general revenues. The plan assets for the funded plan consist primarily of money market instruments. The total estimated contributions expected to be paid to the plans, including the net benefit payments to be made in respect to unfunded plans, for the year ending December 31, 2018 are $1.9 million.

Movement in net defined benefit liability:

	Defined benefit		Fair value		Net defined benefit
	obligation		of plan assets		liability (asset)
	2017	2016	2017	2016	2017	2016
Defined benefit obligation as at January 1,	$64.4	$65.7	$—	$(0.4)	$64.4	$65.3
Included in earnings:
Current service cost	0.4	0.9	—	—	0.4	0.9
Past service costs	(25.8)	(1.9)	—	—	(25.8)	(1.9)
Interest cost (income)	2.3	2.6	—	—	2.3	2.6
	(23.1)	1.6	—	—	(23.1)	1.6
Included in other comprehensive income:
Actuarial loss (gain) arising from:
- financial assumptions	1.5	1.5	—	—	1.5	1.5
- demographic assumptions	(0.2)	1.7	—	—	(0.2)	1.7
- experience adjustment	(3.2)	(4.5)	—	—	(3.2)	(4.5)
Return on plan assets excluding interest income	—	—	—	—	—	—
Foreign exchange adjustment	1.4	0.6	—	—	1.4	0.6
	(0.5)	(0.7)	—	—	(0.5)	(0.7)
Other:
Employer contributions	—	—	(2.1)	(2.1)	(2.1)	(2.1)
Plan participant contributions	0.2	0.3	(0.2)	—	—	0.3
Benefit payments	(2.3)	(2.5)	2.3	2.5	—	—
	(2.1)	(2.2)	—	0.4	(2.1)	(1.8)
Defined benefit obligation as at December 31,	$38.7	$64.4	$—	$—	$38.7	$64.4

In the fourth quarter of 2017, the Company amended a defined benefit post-retirement plan at one of its operating divisions by eliminating employer paid subsidies toward retiree medical benefits as of December 31, 2017. The Company recognized a gain on settlement of $24.6 million immediately in earnings in the fourth quarter of 2017, with an offsetting reduction to net defined employee benefit liabilities. These measurements were based on actuarial assumptions in effect as of December 31, 2017, including an updated discount rate of 3.42%. The expense is recognized in direct costs, selling, general and administration in the statement of earnings.

(d)          Actuarial assumptions:

The following represents the weighted-average of the principle actuarial assumptions used in calculating the defined benefit obligations at the reporting date.

	December 31,	December 31,
	2017	2016
Discount rate	3.4%	3.9%
Future salary increases	3.25% - 3.75%	3.5%
Health care trends	6.75%	4.5%
Longevity at age 65 for current pensioners:
Males	20.9	20.9
Females	22.9	23.0
Longevity at age 65 for current pensioners aged 45:
Males	22.4	22.4
Females	24.3	24.5

As at December 31, 2017, the weighted-average duration of the defined benefit obligation was 13.1 years (December 31, 2016 - 12.9 years).

(e)          Sensitivity analysis:

Reasonably possible changes at the reporting date to one of the relevant actuarial assumptions, holding other assumptions constant, would have affected the defined benefit obligations by the amounts shown below.

	Increase	Decrease
As at December 31, 2017	of 1%	of 1%
Discount rate	$(78.3)	$96.6
Future salary growth	0.2	(0.2)
Health care trends rate	3.2	(2.5)
Future mortality	(2.1)	2.1

(f)           Defined contribution plans:

The Company maintains defined contribution plans for some of its employees whereby the Company pays contributions based on a percentage of the employees’ annual salary. For the year ended December 31, 2017, the Company recorded an expense of $15.2 million (2016 - $14.1 million) related to these plans.

The Company’s former Executive Vice President and Chief Financial Officer’s employment agreement includes post-employment benefits that will be paid on or after retirement. The Company will contribute $ 4.2 million (C$ 5.3 million) to a trust which the employee is the primary beneficiary, in equal quarterly amounts of $0.4 million (C$ 0.5 million), over an eleven quarter term commencing October 1, 2016. For the year ended December 31, 2017, the Company recorded an expense of $1.5 million (2016 - $0.4 million) related to these benefits.